Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2012
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan

The aggregate activity in the number of unearned ESOP shares, considering the allocation of those shares committed to be released as of December 31, is as follows:

	2012	2011
Beginning ESOP shares	228,453	304,605
Shares committed to be released	(76,151)	(76,152)
Unreleased shares	152,302	228,453

Fair value of unreleased shares (in thousands)	$1,188	432